CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 32,108	$ 29,885
Deposits with banks	128,089	169,005
Federal funds sold and securities borrowed or purchased under agreements to resell (including $144,191 and $144,083 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	242,570	257,037
Brokerage receivables	28,419	25,674
Trading account assets (including $106,217 and $106,695 pledged to creditors at December 31, 2014 and December 31, 2013, respectively)	296,786	285,928
Investments, Excluding Trading [Abstract]
Available for Sale (including $13,808 and $22,258 pledged to creditors as of December 31, 2014 and December 31, 2013, respectively)	300,143	286,511
Held to Maturity (including $2,974 and $4,730 pledged to creditors as of December 31, 2014 and December 31, 2013, respectively)	23,921	10,599
Non-Marketable Equity Securities (including $2,758 and $4,705 at fair value as of December 31, 2014 and December 31, 2013 respectively)	9,379	11,870
Investments	333,443	308,980
Loans:
Loans, net of unearned income	644,635	665,472
Allowance for loan losses	(15,994)	(19,648)
Total loans, net	628,641	645,824
Goodwill	23,592	25,009
Intangible assets (other than MSRs)	4,566	5,056
Mortgage servicing rights (MSRs)	1,845	2,718
Other assets (including $7,762 and $7,123 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	122,122	124,919
Total assets	1,842,181	1,880,035
Liabilities
Non-interest-bearing deposits in U.S. offices	128,958	128,399
Interest-bearing deposits in U.S. offices (including $994 and $988 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	284,978	284,164
Non-interest-bearing deposits in offices outside the U.S.	70,925	69,406
Interest-bearing deposits in offices outside the U.S. (including $690 and $689 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	414,471	486,304
Total deposits	899,332	968,273
Federal funds purchased and securities loaned or sold under agreements to repurchase (including $36,725 and $54,147 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	173,438	203,512
Brokerage payables	52,180	53,707
Trading account liabilities	139,036	108,762
Short-term borrowings (including $1,496 and $3,692 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	58,335	58,944
Long-term debt	223,080	221,116
Other liabilities (including $1,776 and $2,011 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	85,084	59,935
Total liabilities	1,630,485	1,674,249
Stockholders’ equity
Preferred stock ($1.00 par value; authorized shares: 30 million), issued shares: 418,720 as of December 31, 2014 and 269,520 as of December 31, 2013, at aggregate liquidation value	10,468	6,738
Common stock ($0.01 par value; authorized shares: 6 billion), issued shares: 3,082,037,568 as of December 31, 2014 and 3,062,098,976 as of December 31, 2013	31	31
Additional paid-in capital	107,979	107,193
Retained earnings	117,852	110,821
Treasury stock, at cost: December 31, 2014—58,119,993 shares and December 31, 2013—32,856,062 shares	(2,929)	(1,658)
Accumulated other comprehensive income (loss)	(23,216)	(19,133)
Total Citigroup stockholders’ equity	210,185	203,992
Noncontrolling interest	1,511	1,794
Total equity	211,696	205,786
Total liabilities and equity	1,842,181	1,880,035
Consumer
Loans:
Loans, net of unearned income	369,970	393,831
Corporate
Loans:
Loans, net of unearned income	274,665	271,641
Consolidated VIEs
Assets
Cash and due from banks	300	362
Trading account assets (including $106,217 and $106,695 pledged to creditors at December 31, 2014 and December 31, 2013, respectively)	671	977
Investments, Excluding Trading [Abstract]
Investments	8,014	10,950
Loans:
Loans, net of unearned income	95,979	95,412
Allowance for loan losses	(2,793)	(3,502)
Total loans, net	93,186	91,910
Other assets (including $7,762 and $7,123 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	619	1,234
Total assets	102,790	105,433
Liabilities
Short-term borrowings (including $1,496 and $3,692 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	20,254	21,793
Long-term debt	40,078	34,743
Other liabilities (including $1,776 and $2,011 as of December 31, 2014 and December 31, 2013, respectively, at fair value)	901	999
Total liabilities	61,233	57,535
Consolidated VIEs | Consumer
Loans:
Loans, net of unearned income	66,383	63,493
Consolidated VIEs | Corporate
Loans:
Loans, net of unearned income	$ 29,596	$ 31,919